Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
			Exploration
	Motor	Computer	and office
	Vehicles	equipment	equipment	Total
	$	$	$	$
Cost:
At December 31, 2016 and 2015	20,330	28,809	61,984	111,123
Additions	-	856	-	856
At December 31, 2017	20,330	29,665	61,984	111,979

Depreciation:
At January 1, 2015	19,422	25,619	51,794	97,835
Charge for the year	272	660	2,036	2,968
At December 31, 2016	19,694	27,279	53,830	100,803
Charge for the year	144	348	1,221	1,713
At December 31, 2017	19,838	27,627	55,051	102,516

Net book value:
At December 31, 2016	636	1,530	8,154	10,320
At December 31, 2017	492	2,038	6,933	9,463